Consolidated Statement of Changes in Equity (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%	5.00%
Total BFC Shareholders' Equity
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%	5.00%
Additional Paid-in Capital
Redeemable Cumulative Preferred Stock, dividend rate				5.00%
(Accumulated Deficit) Retained Earnings
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%	5.00%	5.00%